Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds 95.7%
California 94.8%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$270,000	$271,121
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,505,775
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,584,430
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	8,849,496
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	18,389,954
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,962,800
San Diego Hospital Assn. Sharp Healthcare, Series B, Pre-Refunded, 6.25%, 8/01/39	17,500,000	17,570,875
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	15,078,000
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	30,192,126
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,089,160
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,546,365
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,381,413
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,481,731
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	2,241,050
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	8,434,650
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	47,017,750
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,963,461
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,295,525
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	26,855,000	24,465,711
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	25,512,278
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	19,257,264
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	11,775,560
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	19,568,887
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	9,586,544
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	25,059,320
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	16,194,543
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	15,080,000	8,772,941
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	$8,570,000	$7,423,248
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	11,750,000	13,576,068
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Election of 2008, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/36	3,130,000	3,140,611
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,676,750
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/48	25,000,000	3,978,750
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/53	60,000,000	6,471,000
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,618,000
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	69,830,400
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,970,800
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	84,260,000	91,651,287
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	72,000,000	77,991,840
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50	75,000,000	78,640,500
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	41,228,318
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	31,418,312
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	38,052,960
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/01/49	10,000,000	11,771,400
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	5,464,250
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36	6,200,000	6,800,780
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,306,172
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,399,690
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,287,125
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	887,990
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,572,300
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,862,666
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,655,520
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,525,000	8,639,406
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	18,132,120
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,169,040
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,717,500
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,000,000
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,218,984
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	9,071,375
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	12,087,376
  |  2

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	$17,000,000	$17,687,310
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	10,687,425
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	14,102,323
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,838,800
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,373,350
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,814,220
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,491,375
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	510,000	512,132
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	27,696,750
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	420,781,900
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	42,793,800
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,654,011
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	25,335,200
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,716,598
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,173,190
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,678,143
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,328,873
Pomona Valley Hospital Medical Center, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	1,885,000	1,885,000
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,304,010
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,812,460
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,001,800
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	39,721,303
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	89,970,000	105,405,253
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	12,678,757
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	40,840,755
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	98,962,003
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	8,967,040
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	17,429,085
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	66,173,941
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48	10,000,000	12,079,500
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,699,919
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,218,155
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/52	27,350,000	28,288,925
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,031,300
California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/53	8,150,000	9,360,275
  |  3

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	$10,000,000	$11,400,200
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,701,590
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	6,568,669
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	6,141,011
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	3,327,559
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	4,259,031
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	5,470,921
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	5,251,913
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	4,060,981
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,709,390
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	36,167,040
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	81,560,942
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	34,665,191
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	131,523,972
Stanford University, Series V-1, 5.00%, 5/01/49	20,000,000	29,509,400
University of San Francisco, Refunding, Series A, 5.00%, 10/01/48	10,000,000	11,920,300
University of San Francisco, Refunding, Series A, 5.00%, 10/01/53	10,000,000	11,797,500
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	65,844
Various Purpose, 5.125%, 4/01/24	5,000	5,015
Various Purpose, 6.00%, 5/01/24	2,565,000	2,609,169
Various Purpose, 5.20%, 4/01/26	20,000	20,061
Various Purpose, 6.00%, 11/01/39	100,000,000	101,573,000
Various Purpose, 5.25%, 11/01/40	69,685,000	73,177,612
Various Purpose, 5.00%, 4/01/49	5,000,000	6,116,700
Various Purpose, AGMC Insured, 5.50%, 3/01/20	95,000	95,689
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,642
Various Purpose, FGIC Insured, 6.00%, 8/01/19	310,000	311,209
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,358,322
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	994,138
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,060,005
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,884
Various Purpose, Refunding, 5.00%, 4/01/29	21,000,000	27,324,150
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	25,777,000
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	17,656,200
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,672,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,446,515
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	92,677,200
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,878,594
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,646,250
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,133,525
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,499,000
  |  4

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, Refunding, 5.00%, 10/01/47	$81,000,000	$94,451,670
Various Purpose, Refunding, 5.00%, 11/01/47	10,000,000	11,979,500
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,728,300
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,308,225
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,858,650
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	23,643,172
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,832,003
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,549,560
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,314,090
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	26,255,139
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	78,650,000	92,012,635
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/43	10,000,000	11,861,300
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/49	18,990,000	22,332,810
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,144,875
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,471,923
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	38,524,379
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,689,120
California State Municipal Finance Authority Student Housing Revenue, CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	10,000,000	11,686,900
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	16,819,050
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 11/21/45	9,155,000	10,849,591
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,475,000	1,725,706
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,375,692
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,561,180
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,535,785
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,627,400
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25	8,700,000	8,954,736
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35	10,000,000	10,325,800
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	101,145,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,230,400
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	50,868,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,291,950
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,450,000
Systemwide, Refunding, Series A, 5.00%, 11/01/39	19,920,000	24,644,227
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	34,881,469
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,012,450
Systemwide, Refunding, Series A, 5.00%, 11/01/43	16,870,000	20,668,449
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,857,350
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,938,960
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	74,641,140
Systemwide, Refunding, Series A, 5.00%, 11/01/50	17,385,000	21,009,946
  |  5

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	$4,915,000	$4,931,662
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	6,745,000	7,244,400
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,208,500
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,816,025
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	67,585,000	79,669,198
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,417,230
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	58,079,280
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,365,070
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	9,416,240
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	460,000	461,366
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured, 5.50%, 1/01/28	2,610,000	2,618,665
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	97,079,020
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	11,835,000	11,882,932
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	20,101,865
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	37,621,300
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,293,080
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,275,380
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,332,788
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,576,160
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	8,500,000	9,103,500
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,855
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,931,000
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	6,108,305
Carlsbad USD,
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	14,134,540
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	3,917,287
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, 6.00%, 5/01/34	14,000,000	16,881,200
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	35,193,510
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,038,530
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,793,575
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,261,488
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,046,100
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	3,000,000	3,010,470
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 8/01/33	3,500,000	3,512,565
  |  6

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	$1,675,000	$1,752,486
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,629,400
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,780,150
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	9,035,920
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,563,000
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	4,866,080
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	4,669,920
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	3,872,325
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	4,436,600
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B, BAM Insured, 5.00%, 8/01/48	13,210,000	15,536,545
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,017,450
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	5,770,068
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,104,550
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	7,712,497
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	10,665,000	10,701,154
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,346,400
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,567,563
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,358,600
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,169,989
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,402,828
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,270,724
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	4,160,267
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	5,296,835
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39	7,500,000	7,526,475
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	23,131,800
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,613,208
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,672,655
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,907,170
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,441,090
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,015,000	1,058,310
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,676,800
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,769,514
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,921,080
  |  7

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
East Bay MUD Water System Revenue, (continued)
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	$9,070,000	$9,756,599
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	35,592,622
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,739,115
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,601,920
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,571,625
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	3,513,630
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,464,583
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C, 4.00%, 10/01/43	17,500,000	19,240,200
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	23,951,400
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	43,299,193
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	30,109,431
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	37,033,850
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	39,468,028
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	56,888,000
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	99,066,240
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	29,890,216
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,503,846
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	67,512,649
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	19,030,546
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	21,247,927
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	13,300,800
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,734,980
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	29,616,616
Refunding, Series A, 5.75%, 1/15/46	260,000,000	301,108,600
Refunding, Series A, 6.00%, 1/15/49	305,000,000	357,932,750
Refunding, Series A, 6.00%, 1/15/53	190,000,000	222,668,600
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,192,800
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,668,467
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,518,283
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,411,358
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,695,387
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,578,350
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,392,800
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,564,150
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,120,714
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,293,970
  |  8

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	$2,500,000	$2,809,400
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,831,232
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	11,144,400
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,015,150
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	29,191,500
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	245,400,492
Asset-Backed, Series A, 5.00%, 6/01/45	308,395,000	354,737,517
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	28,340,000	32,936,181
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33	10,000,000	10,177,300
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,703,448
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	1,440,000	1,444,450
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%, 8/01/33	7,510,000	7,534,708
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	655,000	710,367
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	24,318,000
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	12,977,099
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,002,720
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,696,468
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded, 5.375%, 8/01/34	7,750,000	8,098,828
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	8,078,337
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,083,520
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco Securitization Corp., Capital Appreciation, Series B, Pre-Refunded, 5.75%, 6/01/26	11,140,000	11,561,760
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,966,910
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	11,306,800
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,611,066
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,059,984
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,717,155
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,579,160
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,159,840
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,827,282
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,230,931
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,926,121
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	170,000	171,737
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,131,530
  |  9

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	$10,000,000	$10,278,600
	Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,032,100
	Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	4,656,044
	Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	44,156,081
	Lancaster School District GO,
	Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,860,547
	Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	5,127,395
	Lawndale RDA Tax Allocation,
	Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,312,793
	Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,104,289
	Lemon Grove School District GO,
	Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	6,993,868
	Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,106,699
	Live Oak School District COP,
	Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,249,345
	Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,278,603
	Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,760,423
	Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	16,439,250
	Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
	Series A, 5.50%, 11/15/28	8,000,000	10,205,840
	Series A, 5.00%, 11/15/29	17,465,000	21,743,226
	Series A, 5.50%, 11/15/30	5,000,000	6,519,850
	Series A, 5.00%, 11/15/35	69,800,000	90,159,264
	Series A, 5.50%, 11/15/37	35,000,000	47,887,000
[a]	Long Beach Harbor Revenue,
	Series A, 5.00%, 5/15/44	12,210,000	15,027,335
	Series A, 5.00%, 5/15/49	18,205,000	22,284,923
	Los Angeles Community College District GO, Refunding, 5.00%, 8/01/38	10,000,000	11,916,400
	Los Angeles County MTA Sales Tax Revenue,
	Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,323,179
	Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	13,145,680
	Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,590,093
	Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,882,800
[a]	Los Angeles County Revenue, TRAN, 5.00%, 6/30/20	25,000,000	25,951,500
	Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	16,430,000	17,767,238
	Los Angeles Department of Airports Revenue,
	Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	20,032,045
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	82,556,800
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	30,905,700
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,528,840
	Los Angeles International Airport, Subordinate, Refunding, Series A, 5.00%, 5/15/49	10,000,000	12,012,700
	Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/43	15,005,000	18,475,056
	Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/48	33,145,000	40,586,052
	Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	71,499,600
	Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	33,000,000	38,630,790
	Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,463,250
  |  10

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, (continued)
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	$53,000,000	$61,081,970
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/49	17,000,000	20,300,040
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/44	42,325,000	51,629,728
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/49	62,940,000	76,321,673
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,688,559
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,754,842
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	17,346,750
Power System, Series A, 5.00%, 7/01/42	7,710,000	9,153,312
Power System, Series A, 5.00%, 7/01/47	11,000,000	12,950,960
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,310,035
Power System, Series B, 5.00%, 7/01/43	62,000,000	70,216,860
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,472,858
Power System, Series E, 5.00%, 7/01/44	34,000,000	38,931,020
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	89,591,323
Water System, Refunding, Series A, 5.00%, 7/01/46	62,660,000	72,668,055
Water System, Refunding, Series B, 5.00%, 7/01/48	10,000,000	12,110,500
Water System, Series A, 5.00%, 7/01/43	13,805,000	16,725,586
Water System, Series A, 5.00%, 7/01/44	72,060,000	85,384,615
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,303,000
Water System, Series A, 5.00%, 7/01/48	22,375,000	26,860,292
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,736,644
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	255,000	255,887
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,000,000
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	36,760,000
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,250,000
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,652,251
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,449,810
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,350,097
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,114,772
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	6,960,000	6,984,569
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,597,075
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,323,999
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,001,825
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,731,500
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	12,364,777
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	8,860,000	9,754,949
  |  11

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	$9,660,000	$9,384,304
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	10,121,975
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	10,941,081
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,195,750
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	13,184,170
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,212,111
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	4,039,499
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,525,309
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,665,700
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	33,777,443
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	52,259,350
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	37,711,750
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	6,824,500
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	12,420,840
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	540,000	540,945
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	24,746,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,425,000	2,626,590
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	36,240,000	8,252,573
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/49	1,895,000	1,973,737
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,254,117
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	6,200,233
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	4,418,420
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,908,360
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	13,945,055
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,748,375
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	17,091,461
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,418,983
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,641,288
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,585,400
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,397,934
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	77,062,452
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	40,836,131
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	40,777,100
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	30,541,800
  |  12

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	$36,000,000	$48,939,480
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	77,408,400
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	7,643,520
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,486,720
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,022,723
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,743,559
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	24,416,674
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	1,900,000	1,805,665
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,846,546
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,883,166
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,915,980
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,946,858
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,131,000
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,808,570
Perris UHSD,
COP, School Financing Project, BAM Insured, 5.00%, 10/01/48	10,000,000	11,992,000
GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,653,550
Pittsburg USD, GO, Contra Costa County, Refunding, 4.00%, 8/01/44	11,000,000	11,768,240
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	10,898,260
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	12,616,092
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	35,321,416
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	29,907,250
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,000,000	4,166,200
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,198,080
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/33	5,675,000	5,693,671
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	13,474,961
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	14,990,193
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,869,665
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	17,832,150
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	62,325,000	75,267,409
Limited Project, Refunding, Series O, 5.00%, 5/15/48	20,000,000	24,082,200
Limited Project, Refunding, Series O, 5.00%, 5/15/58	10,000,000	11,813,600
  |  13

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	$27,000,000	$30,201,120
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	24,082,320
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	6,477,500
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,639,447
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	705,000	784,503
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	14,160,000	13,183,102
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	11,844,174
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	24,451,676
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	24,397,601
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/39	11,000,000	12,753,180
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,055,400
Riverside Electric Revenue, Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,015,748
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,947,000
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,986,043
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 7.00%, 9/01/39	8,865,000	8,948,065
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	7,322,947
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,616,472
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,738,793
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	13,756,223
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,420,061
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,015
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,922,350
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	21,045,800
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,302,400
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,700,700
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,530,630
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,249,250
Sacramento Transient Occupancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/43	6,035,000	7,233,913
Convention Center Complex, Senior, Series A, 5.00%, 6/01/48	12,000,000	14,258,400
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,544,859
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,844,745
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	25,167,121
  |  14

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	$13,045,000	$13,080,352
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	9,440,000	8,212,139
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,642,655
Series C, 5.00%, 1/01/44	10,840,000	12,284,105
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,690,762
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33	26,880,000	34,784,602
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,572,700
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,448,227
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	11,984,116
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,322,500
Series A, 5.00%, 4/01/44	54,915,000	62,237,366
Series A, 5.00%, 4/01/48	20,000,000	22,582,400
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,819,885
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	8,075,730
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,443,126
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	127,177,360
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	27,886,077
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	59,089,955
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	77,126,925
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	65,496,785
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,664,011
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,067,390
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/42	20,910,000	24,529,521
Refunding, Second Series, Series A, 5.00%, 5/01/47	49,090,000	57,316,993
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	29,872,750
Refunding, Second Series, Series B, 5.00%, 5/01/47	70,725,000	83,510,665
Refunding, Second Series, Series D, 5.00%, 5/01/48	117,910,000	138,913,308
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	144,763,200
Refunding, Second Series, Series E, 5.00%, 5/01/48	44,650,000	53,534,010
Second Series, Series B, 5.00%, 5/01/44	31,000,000	35,353,950
Second Series, Series B, 5.00%, 5/01/46	12,500,000	14,371,375
San Francisco City and County Public Utilities Commission Water Revenue,
Sub-Series A, 5.00%, 11/01/36	23,490,000	25,817,859
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,288,244
Sub-Series A, 5.00%, 11/01/43	71,735,000	78,802,332
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,804,800
  |  15

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	$3,530,000	$3,094,327
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,603,062
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,547,506
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,501,240
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	11,056,909
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	117,049,395
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	157,192,027
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	181,049,153
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	161,420,301
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	162,201,574
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,293,647
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	29,222,727
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	31,222,405
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	141,088,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	481,608,600
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,655,400
Refunding, Series A, 5.00%, 3/01/47	20,000,000	23,170,600
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,790,000
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,936,795
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,633,292
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,886,444
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,293,763
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	10,900,300
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,902,200
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	6,276,770
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,931,396
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	13,092,814
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	15,894,996
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	16,163,605
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,635,200
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,407,500
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	16,307,774
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	5,475,222
San Mateo Foster City PFA Wastewater Revenue, Clean Water Program, 5.00%, 8/01/49	29,000,000	35,686,530
  |  16

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43	$11,535,000	$13,348,879
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,782,250
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,626,515
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,568,882
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,242,426
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,913,900
Santa Ana CRDA Tax Allocation,
Merged Project Area, Series A, Pre-Refunded, 6.25%, 9/01/24	7,005,000	7,594,401
Merged Project Area, Series A, Pre-Refunded, 6.75%, 9/01/28	13,500,000	14,744,430
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	12,003,549
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,035,000	1,055,534
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36	5,000,000	5,046,850
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,637,800
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	15,158,508
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,948,301
Series A, 5.00%, 2/01/50	21,050,000	24,040,152
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,074,220
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,554,780
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	21,812,350
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	11,538,700
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	13,474,089
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,214,540
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	22,321,950
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	24,733,905
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,887,584
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,897,344
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,904,723
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,905,544
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,480,100
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,153,538
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,667,512
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	2,550,000	2,793,143
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,318,939
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,236,000
Trabuco Canyon PFA Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	890,000	890,000
  |  17

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Truckee PFA Tax Allocation Revenue,
	Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	$1,255,000	$1,304,911
	Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,218,900
	Tulare County Board of Education COP,
	Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,590,928
	Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,375,847
	Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,266,584
	Tustin CRDA Tax Allocation,
	Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,220,051
	Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,404,733
	Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	10,965,219
	Union Elementary School District GO,
	Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,843,640
	Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,957,700
	Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	5,136,417
	University of California Regents Medical Center Pooled Revenue,
	Refunding, Series J, 5.00%, 5/15/48	75,000,000	83,295,750
	Refunding, Series L, 5.00%, 5/15/47	49,575,000	57,287,383
	University of California Revenue,
	Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,646,559
	Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,110,984
	Limited Project, Refunding, Series K, 4.00%, 5/15/46	19,850,000	21,361,776
	Limited Project, Refunding, Series O, 5.00%, 5/15/39	14,400,000	17,616,672
	Limited Project, Refunding, Series O, 5.00%, 5/15/43	30,120,000	36,504,536
	Limited Project, Series M, 5.00%, 5/15/37	15,410,000	18,585,385
	Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,158,230
	Upland COP,
	San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	36,811,594
	San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	16,368,480
	Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	26,541,913
	Val Verde USD,
	GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,186,120
	GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,413,650
	Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,730,000	3,738,579
[a]	Ventura County Revenue, TRAN, 5.00%, 7/01/20	43,000,000	44,641,310
	Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	28,350,000	28,437,601
	Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,491,180
	Vista USD,
	GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	6,193,259
	GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	4,142,496
  |  18

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	$15,000,000	$17,431,650
	Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,393,470
	West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,508,325
	West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,443,920
	West Sacramento Area Flood Control Agency Assessment Revenue,
	5.25%, 9/01/41	9,030,000	9,731,360
	AGMC Insured, 5.00%, 9/01/40	3,000,000	3,475,590
	AGMC Insured, 5.00%, 9/01/45	7,500,000	8,655,750
	West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	6,306,256
	Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,079,690
	Western Riverside Water and Wastewater Financing Authority Revenue,
	Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,761,865
	Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,517,325
	Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34	18,980,000	19,038,648
	Wiseburn School District GO,
	Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	9,671,880
	Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	10,932,500
			15,004,587,418
	U.S. Territories 0.9%
	Puerto Rico 0.9%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,318,799
	Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,280,320
[b]	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	1,942,375
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/29	20,000,000	15,700,000
	Series A-RSA-1, 7.00%, 7/01/33	50,000,000	40,375,000
	Series A-RSA-1, 5.00%, 7/01/42	24,000,000	18,840,000
	Series WW-RSA-1, 5.00%, 7/01/28	12,030,000	9,443,550
	Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	25,396,875
	Series XX-RSA-1, 5.25%, 7/01/40	14,000,000	11,025,000
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,952,250
			151,274,169
	Total Municipal Bonds before Short Term Investments (Cost $13,184,332,863)		15,155,861,587
  |  19

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Short Term Investments 4.3%
	Municipal Bonds 4.3%
	California 4.3%
[c]	California State GO,
	Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.40%, 5/01/34	$15,980,000	$15,980,000
	Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 1.39%, 5/01/34	17,415,000	17,415,000
[c]	California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 1.50%, 11/01/35	19,270,000	19,270,000
[c]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.25%, 8/15/47	25,385,000	25,385,000
[c]	Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 1.54%, 7/01/46	24,395,000	24,395,000
[c]	Irvine 1915 Act Special Assessment,
	Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	11,878,000	11,878,000
	Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	18,618,000	18,618,000
[c]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.52%, 10/01/41	39,345,000	39,345,000
[c]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.68%, 7/01/35	30,700,000	30,700,000
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.53%, 7/01/34	37,800,000	37,800,000
	Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.52%, 7/01/35	68,100,000	68,100,000
[c]	The Metropolitan Water District of Southern California Water Revenue,
	Refunding, Series A, SPA Toronto-Dominion Bank, Daily VRDN and put, 1.54%, 7/01/37	72,155,000	72,155,000
	Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.53%, 7/01/35	33,700,000	33,700,000
	Special, Refunding, Series A-1, SPA Toronto-Dominion Bank, Daily VRDN and put, 1.54%, 7/01/37	62,115,000	62,115,000
[c]	Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.25%, 4/01/36	54,100,000	54,100,000
[c]	The Regents of the University of California Revenue,
	General, Refunding, Series AL, Daily VRDN and Put, 1.56%, 5/15/48	35,750,000	35,750,000
	General, Refunding, Series AL, Daily VRDN and Put, 1.48%, 5/15/48	103,425,000	103,425,000
	Total Short Term Investments (Cost $670,131,000)		670,131,000
	Total Investments (Cost $13,854,463,863) 100.0%		15,825,992,587
	Other Assets, less Liabilities 0.0%†		5,836,672
	Net Assets 100.0%		$15,831,829,259

See Abbreviations on page 23.
†Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  20

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  21

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
  |  22

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
Abbreviations
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
ID	Improvement District
IDR	Industrial Development Revenue
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
RSA	Restructuring Support Agreement
SFMR	Single Family Mortgage Revenue
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  23